UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 80.24%

Consumer Discretionary - 13.73%
2,900	AutoZone, Inc. *	2,290,391
114,800	J.C. Penney Co., Inc. *	953,988
20,300	Michael Kors *	872,494
50,804	Newell Brands, Inc.	2,268,399
26,950	Target Corp.	1,946,599
		8,331,870
Consumer Staples - 12.06%
50,800	ConAgra Foods, Inc.	2,009,140
24,580	CVS Caremark Corp.	1,939,608
35,400	The Kroger Co.	1,221,654
34,800	Tyson Foods, Inc.	2,146,464
		7,316,866
Energy - 9.17%
29,500	BP PLC	1,102,710
11,910	Chevron Corp.	1,401,807
24,800	Conocophillips	1,243,472
39,600	Spectra Energy Partners, LT	1,815,264
		5,563,253
Financial - 15.42%
29,740	Allstate Corp.	2,204,329
22,330	Aon Corp. (United Kingdom)	2,490,465
18,920	Travelers Companies, Inc.	2,316,186
45,660	US Bancorp, Inc.	2,345,554
		9,356,534
Health Care - 11.63%
19,500	Johnson & Johnson	2,246,595
78,454	Pfizer, Inc.	2,548,186
14,130	UnitedHealth Group, Inc.	2,261,365
		7,056,146
Industrial Goods - 6.75%
11,100	Fedex Corp.	2,066,820
17,520	Honeywell International, Inc.	2,029,692
		4,096,512

Technology - 6.93%
38,700	Microsoft Corp.	2,404,818
46,740	Oracle Corp.	1,797,153
		4,201,971
Telecommunications - 1.48%
21,050	AT&T, Inc.	895,257

Utilities - 3.06%
37,800	Southern Co.	1,859,382

TOTAL FOR COMMON STOCKS (Cost $27,109,171) - 80.24%		$ 48,677,791

PUT OPTIONS - 0.60%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 *
20,000	February 2017 Put @ 2100.00	212,000

	SPDR S&P 500 *
10,000	February 2017 Put @ 2140.00	153,000

TOTAL FOR PUT OPTIONS (Premiums Paid $375,800 - 0.60%		365,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 11.51%
7,000,000	U.S. Government Treasury Bill, 05/25/2017	6,983,228

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $6,980,322) - 11.51%		6,983,228

SHORT TERM INVESTMENTS - 0.75% 3.43%
2,080,248	Morgan Stanley Inst. Liquidity Fund Treasury Port. **	2,080,248

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,080,248) - 0.39% 3.43%		2,080,248

TOTAL INVESTMENTS (Cost $36,545,541) - 95.78%		$ 58,106,266

LIABILITIES IN EXCESS OF OTHER ASSETS (4.22%)		2,559,148

NET ASSETS - 100.00%		$ 60,665,415

ADR - American Depository Receipts.
* Non Income Producing.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

*** At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $36,545,541 amounted to $21,537,279, which consisted of aggregate gross unrealized appreciation of $21,803,413 and aggregate gross unrealized depreciation of $226,134.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $36,545,541 amounted to $21,537,279, which consisted of aggregate gross unrealized appreciation of $21,803,413 and aggregate gross unrealized depreciation of $226,134.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$48,677,791	$0	$0	$48,677,791
Put Options	$0	$365,000	$0	$365,000
Short Term Investments:
U.S. Treasury Bill	$6,983,228	$0	$0	$6,983,228
Fidelity Institutional Treasury	$2,080,248	$0	$0	$2,080,248
Total	$57,741,266	$365,000	$0	$58,106,266

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 73.81%

Banks - 2.32%
14,390	Society Generale *	141,310

Consumer Discretionary - 11.30%
2,120	Michael Kors *	91,118
9,400	Michelin ADR *	208,774
11,930	Publics Groupe SA ADR *	205,136
6,360	Volkswagen AG ADR *	182,437
		687,465
Consumer Staples - 11.22%
2,145	Diageo Plc. (United Kingdom) ADR	222,951
3,970	Imperial Tobacco Group Plc. (United Kingdom) ADR	172,894
4,740	Svenska Cellulosa AB ADR *	133,455
3,770	Unilever Plc ADR	153,439
		682,739
Energy - 7.78%
3,910	BP PLC. ADR	146,156
4,900	Statoil ASA ADR	89,376
2,700	Suncor Energy, Inc. (Canada)	88,263
2,930	Total SA ADR	149,342
		473,137
Financial Services - 12.69%
1,100	AON Plc. (United Kingdom)	122,683
5,650	AXA Group ADR *	142,380
3,180	HSBC Holdings Plc. ADR	127,772
5,640	Prudential Plc. ADR	224,416
3,140	The Toronto-Dominion Bank NY (Canada)	154,928
		772,179
Health Care - 9.61%
3,200	AstraZeneca Plc. ADR	87,424
4,630	GlaxoSmithKline Plc. ADR	178,301
7,890	Sanofi ADR *	319,072
		584,797
Industrial Goods - 4.99%

2,480	Siemens AG ADR *	303,602

Technology - 4.53%
3,190	SAP AG ADR *	275,712

Telecommunications - 5.13%
11,350	KT Corp. ADR	159,922
3,620	Nippon Telegraph & Telephone Corp. ADR	152,293
		312,215
Utilities - 4.23%
2,090	National Grid Plc. ADR	121,910
14,540	Red Electrica Corporatcion SA ADR	135,658
		257,568

TOTAL FOR COMMON STOCKS (Cost $3,880,051) - 73.81%		4,490,721

PUT OPTIONS - 0.09% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares MSCI EAFE ETF
60,000	January 2017 Put @ $54.00	5,400

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $33,372) - 0.09%		5,400

U.S. GOVERNMENT OBLIGATIONS - 24.60%

1,500,000	US Government Treasury Bill, 05/25/2017	1,496,406

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $1,495,783) - 24.60%		1,496,406

SHORT TERM INVESTMENTS - 1.39%
84,798	Fidelity Institutional Treasury 0.39%** (Cost $84,798)	84,798

TOTAL INVESTMENTS (Cost $5,494,004) *** - 99.89%		6,077,325

OTHER ASSETS LESS LIABILITIES - 0.11%		6,495

NET ASSETS - 100.00%		6,083,821

ADR- American Depositary Receipt

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.
ADR - American Depository Receipts.

*** At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,494,004 amounted to $498,523, which consisted of aggregate gross unrealized appreciation of $741,215 and aggregate gross unrealized depreciation of $242,692.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,494,004 amounted to $498,523, which consisted of aggregate gross unrealized appreciation of $741,215 and aggregate gross unrealized depreciation of $242,692.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,490,721	$0	$0	$4,490,721
Put Options	$0	5,400	$0	$ 5,400
U.S. Government Obligations	$1,496,406	$0	$0	$1,496,406
Cash Equivalents	$84,798	$0	$0	$84,798
Total	$6,071,925	5,400	$0	$6,077,325

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date March 1, 2017